Cover Page	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	XYLEM INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20003
City Area Code	202
Local Phone Number	869-9150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001524472
Amendment Flag	false
Document Information [Line Items]
Entity Address, Address Line One	301 Water Street SE
Former Address
Document Information [Line Items]
Entity Address, Address Line One	1 International Drive, Rye Brook, NY 10573
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE
2.250% Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2023
Trading Symbol	XYL23
Security Exchange Name	NYSE